STOCKHOLDERS EQUITY (DEFICIT) AND STOCKBASED COMPENSATION (Details 1)	12 Months Ended
Dec. 31, 2022 $ / shares shares
STOCKHOLDERS EQUITY (DEFICIT) AND STOCKBASED COMPENSATION
Outstanding warrants beginning | shares	6,858
Issuance of Warrants | shares	118,440
Outstanding warrants ending | shares	125,299
Weighted Average Exercise Price Per Share beginning | $ / shares	$ 150.00
Weighted Average Exercise Price Per Share Issuance of Warrants | $ / shares	151.24
Weighted Average Exercise Price Per Share ending | $ / shares	$ 151.17